Summary of Significant Accounting Policies - Intangible Assets - Narrative (Details) $ in Thousands		3 Months Ended			6 Months Ended	12 Months Ended			36 Months Ended
	Apr. 01, 2023 segment	Mar. 31, 2023 USD ($) segment	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) site	Jun. 30, 2020 USD ($)	Dec. 31, 2022 USD ($) segment site	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($) segment item	Dec. 31, 2022 USD ($) segment
Organization And Summary Of Significant Accounting Policies [Line Items]
Number of Reportable Segments | segment		6				6	6	6	6
Forecasts period used for discounted cash flow analyses						10 years
Perpetual revenue growth rate						4.50%
Market Participant Rate						7.90%			7.90%
Number of Reporting Units | segment						6	6	6
Impairment, Intangible Asset, Indefinite-Lived (Excluding Goodwill), Statement of Income or Comprehensive Income [Extensible Enumeration]						Impairments And Other Operating Charges	Impairments And Other Operating Charges	Impairments And Other Operating Charges
Number of operating segments | segment	6	6				6			6
Impairment, Long-Lived Asset, Held-for-Use, Statement of Income or Comprehensive Income [Extensible Enumeration]						Impairments And Other Operating Charges	Impairments And Other Operating Charges	Impairments And Other Operating Charges
Intangible assets		$ 1,697,193		$ 1,350,597		$ 1,673,917	$ 1,350,597		$ 1,673,917
Adjustments to contingent consideration		$ (637)	$ (52)			(1,030)	$ 2,954	$ 18,418
Exploration and Production [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Adjustments to contingent consideration								$ 4,145
Exploration and Production [Member] | Valuation Technique, Discounted Cash Flow [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Number of landfills impaired | item								4
Impairment of property and equipment								$ 417,384
Exploration and Production [Member] | Certain Basins [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Percentage decline in revenue from prior year period								56.00%
Exploration and Production [Member] | Four Landfill [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Impairment of property and equipment								$ 417,384
Intangible assets					$ 0
Impairment of intangible assets					$ 0
Exploration and Production [Member] | Four Landfill [Member] | Valuation Technique, Discounted Cash Flow [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Impairment charge if estimated annual cash flows was changed by ten percent								$ 3,000
Exploration and Production [Member] | Four Landfill [Member] | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Expected Term [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Useful life								40 years
Exploration and Production [Member] | Four Landfill [Member] | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Derivative Asset (Liability) Net, Measurement Input								0.12
Exploration and Production and Sothern [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Impairment of intangible assets				$ 2,277
Number of sites impaired | site				2
Impairment of property and equipment						16,379
Geographic Operating Segments [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Impairment loss									$ 0
Impairment of intangible assets						$ 0		$ 0
Exploration And Production Waste Treatment Recovery And Disposal [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Decline in revenue from prior year period								$ 112,114
Exploration And Production Waste Treatment Recovery And Disposal [Member] | Southern [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Number of sites impaired | site						3
Minimum [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Expected term of related agreements						1 year
Maximum [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Expected term of related agreements						56 years